Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Nonaccrual and Past Due Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 62,131	¥ 52,111
Total Financing Receivables	4,362,575	3,981,424
Non-Accrual	58,433	46,150
Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	21,988	17,268
Total Financing Receivables	1,155,632	1,194,888
Non-Accrual	14,807	12,084
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,837	6,571
Total Financing Receivables	793,239	826,168
Non-Accrual	6,158	5,943
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	15,151	10,697
Total Financing Receivables	362,393	368,720
Non-Accrual	8,649	6,141
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	21,430	22,490
Total Financing Receivables	1,906,022	1,739,173
Non-Accrual	15,647	15,740
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,375	5,900
Total Financing Receivables	1,598,827	1,402,838
Non-Accrual	2,654	3,340
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,675	2,872
Total Financing Receivables	245,139	264,323
Non-Accrual	2,127	2,268
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,380	13,718
Total Financing Receivables	62,056	72,012
Non-Accrual	10,866	10,132
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	18,713	12,353
Total Financing Receivables	1,300,921	1,047,363
Non-Accrual	27,979	18,326
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Total Financing Receivables	49,113	18,318
Non-Accrual	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,382	1,747
Total Financing Receivables	49,915	54,987
Non-Accrual	3,818	3,491
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	554	990
Total Financing Receivables	355,049	328,712
Non-Accrual	1,392	1,593
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	663	760
Total Financing Receivables	66,047	83,314
Non-Accrual	663	760
Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,114	8,856
Total Financing Receivables	780,797	562,032
Non-Accrual	22,106	12,482
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,924	15,338
30 To 89 Days Past Due | Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,181	5,184
30 To 89 Days Past Due | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	679	628
30 To 89 Days Past Due | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,502	4,556
30 To 89 Days Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,783	6,750
30 To 89 Days Past Due | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,721	2,560
30 To 89 Days Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	548	604
30 To 89 Days Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,514	3,586
30 To 89 Days Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,960	3,404
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,925	1,655
30 To 89 Days Past Due | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2	346
30 To 89 Days Past Due | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,033	1,403
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	44,207	36,773
90 Days or More Past Due | Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,807	12,084
90 Days or More Past Due | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,158	5,943
90 Days or More Past Due | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,649	6,141
90 Days or More Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	15,647	15,740
90 Days or More Past Due | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,654	3,340
90 Days or More Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,127	2,268
90 Days or More Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,866	10,132
90 Days or More Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	13,753	8,949
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,457	92
90 Days or More Past Due | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	552	644
90 Days or More Past Due | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	663	760
90 Days or More Past Due | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 10,081	¥ 7,453